Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Net loss		$ (5,752)	$ (4,255)
Basic weighted-average number of shares outstanding	[1]	1,213,969	1,213,969
Diluted weighted-average number of shares outstanding	[1]	1,213,969	1,213,969
Basic loss per share		$ (4.74)	$ (3.51)
Diluted loss per share		$ (4.74)	$ (3.51)
Employee stock option and deferred stock units [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants		62,413	38,238
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Warrants		114,405	114,405

[1]	On May [3], 2024, the Company’s shares were consolidated on a 1-for-4 reverse stock split, which has been reflected retrospectively in the financial statements and further discussed in note 6.